Stockholders’ Equity (Details Narrative) - USD ($)										1 Months Ended			3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Feb. 13, 2023	Feb. 03, 2023	Apr. 30, 2022	Apr. 19, 2022	Apr. 19, 2022	Apr. 19, 2022	Apr. 14, 2022	Apr. 13, 2022	Mar. 22, 2022	Apr. 30, 2023	Feb. 28, 2023	Apr. 30, 2022	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 21, 2022	Apr. 18, 2019	Dec. 11, 2017
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, share authorized									50,000,000				100,000,000			100,000,000		100,000,000	100,000,000	100,000,000		50,000,000	20,000,000
Common stock, par value													$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001
Preferred stock, shares authorized									10,000				1,000,000			1,000,000		1,000,000	1,000,000	1,000,000	10,000	10,000
Preferred stock, par value									$ 0.001				$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.001	$ 0.001
Conversion of stock, description									Pursuant to the merger agreement, (i) the Company merged with and into Sharps Nevada, (ii) each 3.5 shares of common stock of the Company were converted into one share of common stock of Sharps Nevada and (iii) the articles of incorporation and bylaws of Sharps Nevada, became the articles of incorporation and bylaws of the surviving corporation
Warrants received													11,431,316			11,431,316		9,047,795	9,047,795
Net proceeds from IPO																			$ 14,202,975
Additional paid in capital	$ 2,800,000						$ 9,000,000.0						$ 28,154,012			$ 28,154,012		$ 24,733,306	24,733,306	13,835,882
Fair value adjustment of warrants	$ 455,326						5,200,000			$ 19,836									228,750
Common stock issued for services, shares																		235,000
Common stock issued for services, value															$ 60,551			$ 290,551	290,551	20,000
Issuance of common stock for equipment order														$ 2,783,385						500,000
Warrant liability													$ 1,513,187			$ 1,513,187		$ 1,151,838	1,151,838
Payments for Repurchase of Initial Public Offering																			$ 1,121,250
Volatility										37.45%									93.47%
Risk free interest rate										3.58%									2.77%
Dividend rate										0.00%						0.00%			0.00%	0.00%
Exercise price																			$ 4.38	$ 4.38
Note Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Fair value adjustment of warrants				$ 496,000		$ 496,000
Common stock issued for services, shares																		235,295	235,295
Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price		$ 1.56
Warrant term		5 years
Issuance of warrants		2,248,521
Shares issued price per share		$ 1.69
Net proceeds from offering		$ 3,200,000
Offering expenses		$ 600,000
IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price													$ 5.32			$ 5.32		$ 5.32	$ 5.32
Warrants received													187,500			187,500		187,500	187,500
Net proceeds from IPO				$ 14,200,000		$ 14,200,000	$ 14,200,000
Fair value adjustment of warrants																$ 228,750
Warrant liability																		$ 5,778,750	$ 5,778,750
Warrants cost													$ 11,250			$ 11,250		11,250	11,250
Volatility																93.47%
Risk free interest rate																2.77%
Dividend rate																0.00%
Expected term																5 years
Trading Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Fair value adjustment of warrants													$ 86,250		3,378,412	$ 86,250
Issuance of warrants			7,500,000									7,500,000
Warrants cost			$ 5,778,750									$ 5,778,750						$ 1,121,250	$ 1,121,250
Over Allotment Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of warrants			1,125,000
Note Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price				$ 4.25	$ 4.25	$ 4.25							$ 1.56			$ 1.56		$ 4.25	$ 4.25
Warrant term				5 years	5 years	5 years												5 years	5 years
Fair value adjustment of warrants																	$ 3,378,412		$ 127,058
Issuance of warrants					235,295	235,295
Issuance of liability																			$ 157,647
Note Warrant [Member] | Note Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price																		$ 4.25	$ 4.25
Fair value adjustment of warrants																			$ 554,412
Warrant liability																		$ 30,588	$ 30,588	$ 585,000
Exercise price																$ 4.25
Non Trading Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Fair value adjustment of warrants													$ 1,505			$ 182,580
Issuance of warrants										135,000	2,248,521
Warrants cost											$ 455,326		$ 272,746			$ 272,746
Volatility											41.24%
Risk free interest rate											3.71%
Dividend rate											0.00%
Over-Allotment Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of warrants												1,125,000
Note Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants received													235,295			235,295		235,295	235,295
Fair value adjustment of warrants													$ 2,353		$ 520,000	$ 2,353	$ 520,000
Warrant liability													32,941			32,941		$ 30,588	$ 30,588
Warrants cost													$ 32,941			$ 32,941
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Initial public offering								3,750,000
Exercise price								$ 4.25
Warrant term								5 years
Warrants received				1,125,000	1,125,000	1,125,000		1,125,000
Fair value adjustment of warrants																			4,657,500
Exercise price								$ 4.25
Warrant [Member] | Note Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Fair value adjustment of warrants																			$ 127,059
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Initial public offering															3,750,000				3,750,000
Common stock issued for services, shares															35,000				235,000	2,857
Common stock issued for services, value															$ 4				$ 23
Issuance of warrants														2,248,521						71,429
Issuance of common stock for equipment order														$ 225						$ 7
Issuance of common stock for acquisition, shares																				28,571
Common Stock [Member] | Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of warrants																				487,204
Shares issued price per share																				$ 7.00
Proceeds from issuance of private placement																				$ 3,377,929
Subscription receivable																				$ 32,500